CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Current assets
Cash and cash equivalents	$ 2,743	$ 4,166
Accounts and Notes Receivable, net of allowance	4,428	4,810
Unbilled revenue	0	4,975
Inventories, net	166	2,142
Other receivables and prepayments	152	1,084
Total Current Assets	7,489	17,177
Non-current assets
Due from related companies	5,739	2,216
Property, plant and equipment, net	11,895	12,890
Intangible assets, net	571	611
Total Assets	25,694	32,894
Current liabilities
Accounts payable	2,067	1,867
Advances from customers	392	8,365
Other payables and accruals	155	171
Taxes payable	1,551	1,273
Amounts due to related parties	0	2
Dividend payable	812	840
Total Current Liabilities	4,977	12,518
Stockholders' equity
Ordinary share ($0.01 par value, 100,000,000 shares authorized, 1,405,000 shares issued and outstanding as of March 31, 2015 and September 30, 2014, respectively)	14	14
Additional paid in capital	22,233	22,233
Accumulated other comprehensive income	3,477	4,163
Total Shareholders' Equity	20,717	20,376
Total Liabilities and Shareholders' Equity	25,694	32,894
Appropriated Retained Earnings [Member]
Stockholders' equity
Retained earnings	1,615	1,615
Total Shareholders' Equity	1,615	1,615
Unappropriated Retained Earnings [Member]
Stockholders' equity
Retained earnings	(6,622)	(7,649)
Total Shareholders' Equity	$ (6,622)	$ (7,649)